Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues and Cost of Revenues [Abstract]
Schedule of revenues

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Revenues from proxy services	1,976	-	-
Revenues from licenses	625	794	486
Revenues from provision of maintenance and support services	655	606	519
Revenue from other license related services	28	66	91
	3,284	1,466	1,096

Schedule of revenue recognized in relation to contract liabilities
U.S. dollars in thousands	2020	2021 and thereafter	Total
Contracts with customers	562	82	644

Schedule of cost of revenues

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Payroll and related expenses	206	367	203
Share-based payment	31	55	51
Amortization of and depreciation	863	270	245
Impairment of intangible assets	270	-	-
Cost of internet services providers	360	-	-
Cost of networks and servers	88	-	-
Other	71	99	84
	1,889	791	583